2. Liquidity and Financial Condition	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Liquidity And Financial Condition
Liquidity and Financial Condition

Note 2.	Liquidity and Financial Condition

The Company reported a net loss of $3,458,000 for the three months ended June 30, 2018. At June 30, 2018 and March 31, 2018, the Company’s accumulated deficit amounted to $160,898,000 and $157,440,000, respectively. The Company had working capital of $10,511,000 and $12,993,000 as of June 30, 2018 and March 31, 2018, respectively.

On December 8, 2017, the Company entered into an At Market Issuance Sales Agreement, with B. Riley FBR, Inc. under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $5,000,000 from time to time through B. Riley acting as its sales agent. The Company will pay B. Riley a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through B. Riley as agent. For the three months ended June 30, 2018, the Company sold 245,132 shares of common stock for gross proceeds of $946,000 and net proceeds of $916,000 after deducting commissions and other offering expenses. From July 1, 2018 through August 6, 2018, the Company sold 6,695 shares of common stock for gross proceeds of $16,000 and net proceeds of $15,500 after deducting commissions and other offering expenses.

The Company expects to continue incurring losses for the foreseeable future and will need to raise additional capital to pursue its product development initiatives, to penetrate markets for the sale of its products and continue as a going concern. The Company cannot provide any assurances that it will be able to raise additional capital.

Management believes that the Company has access to additional capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means; however, the Company cannot provide any assurance that other new financings will be available on commercially acceptable terms, if needed. If the economic climate in the U.S. deteriorates, the Company’s ability to raise additional capital could be negatively impacted. If the Company is unable to secure additional capital, it may be required take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s continued efforts to commercialize its products, which is critical to the realization of its business plan and the future operations of the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

NOTE 2 – Liquidity and Financial Condition

The Company reported a net loss of $14,328,000 for the year ended March 31, 2018. At March 31, 2018 and March 31, 2017, the Company’s accumulated deficit amounted to $157,440,000 and $143,101,000, respectively. The Company had working capital of $12,993,000 and $19,355,000 as of March 31, 2018 and March 31, 2017, respectively. The Company expects to continue incurring losses for the foreseeable future and may need to raise additional capital to pursue its product development initiatives, and penetrate markets for the sale of its products.

On December 8, 2017, the Company entered into an At Market Issuance Sales Agreement, with B. Riley FBR, Inc. (“B. Riley”) under which the Company may issue and sell shares of its common stock having an aggregate offering price of up to $5,000,000 from time to time through B. Riley acting as its sales agent. The Company will pay B. Riley a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through B. Riley as agent. For the year ended March 31, 2018, the Company sold 228,000 shares of common stock for gross proceeds of $1,034,000 and net proceeds of $968,000 after deducting commissions and other offering expenses.

On March 2, 2018, the Company entered into a placement agency agreement with Dawson James Securities, Inc. Dawson James Securities, Inc. acted as the lead placement agent and The Benchmark Company, LLC acted as a co-placement agent in the public offering. On March 6, 2018, the Company sold 1,428,570 shares of its common stock at a public offering price of $3.50 per share, for gross proceeds of $5,000,000 and net proceeds of $4,500,000 after deducting commissions and other offering expenses.

The Company expects to continue incurring losses for the foreseeable future and may need to raise additional capital to pursue its product development initiatives, to penetrate markets for the sale of its products and continue as a going concern. The Company cannot provide any assurances that it will be able to raise additional capital.

Management believes that the Company has access to additional capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means; however, the Company cannot provide any assurance that other new financings will be available on commercially acceptable terms, if needed. If the economic climate in the U.S. deteriorates, the Company’s ability to raise additional capital could be negatively impacted. If the Company is unable to secure additional capital, it may be required take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s continued efforts to commercialize its products, which is critical to the realization of its business plan and the future operations of the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.